Commitments and Contingencies	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18 -	COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of June 30, 2023 and 2022 except for the guarantee the Company provided to Nanjing Baishi Cloud Technology Co., Ltd. (“Nanjing Baishi Cloud”), also see Note 20.